Nature of the Business and Significant Accounting Policies (Details Narrative) (10-Q) - USD ($)		6 Months Ended		12 Months Ended
	Mar. 28, 2016	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2016	Jun. 30, 2015	Apr. 15, 2016
Financing Receivable, Impaired [Line Items]
Forward split stock description	1-for-5 forward split
Excess stock shares authorized		250,000,000		250,000,000
Common stock, shares authorized		1,250,000,000		1,250,000,000	1,250,000,000
Common stock, shares issued		29,156,890		21,192,807	20,367,500	4,118,500
Common stock, shares outstanding		29,156,890		21,192,807	20,367,500	4,118,500
Warrants outstanding to acquire shares of common stock		2,999,281	2,268,615
Amortization of debt issuance costs		$ 127,753	$ 91,905	$ 203,975	$ 146,038
Loan discount		$ 127,753	$ 91,905
Forward Stock Split [Member]
Financing Receivable, Impaired [Line Items]
Common stock, shares issued						20,592,500
Common stock, shares outstanding						20,592,500